Regulatory Matters - Summary of Additional Virginia Power Electric Transmission Projects Approved and Applied (Detail) - Virginia Electric and Power Company - Virginia Regulation $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($) kV mi
Build a New Substation And Connect Three Existing Transmission Lines Thereto In Fluvanna County, Virginia
Public Utilities General Disclosures [Line Items]
Application Date	2018-10
Approval Date	June 2019
Type of Line | kV	230
Cost Estimate (millions) | $	$ 30
Build a New Substation And Connect Three Existing Transmission Lines Thereto In Fluvanna County, Virginia | Maximum
Public Utilities General Disclosures [Line Items]
Miles of Lines | mi	1
Rebuild and Operate Between Suffolk and the Virginia/North Carolina State Line
Public Utilities General Disclosures [Line Items]
Application Date	2019-05
Approval Date	Pending
Type of Line | kV	230
Miles of Lines | mi	11
Cost Estimate (millions) | $	$ 20